UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  SEPTEMBER 30, 2000

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

    JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          OCTOBER 30, 2000


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        66
FORM 13F INFORMATION VALUE TOTAL:              $291619

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   3081     64774   Sole		     64774
Agilent Tech	Common	00846U101   1652     33755   Sole		     33755
Alza Corp.	Common	022615108    239      2760   Sole                     2760
Am. Diver. Gp.	Common	02541M107     10     55000   Sole		     55000
Am. Home Prod.  Common	026609107   1750     30943   Sole	             30943
Am. Intl. Gr	Common	026874107   2379     24864   Sole                    24864
Ashanti GoldfielCommon	043743202     38     15000   Sole                    15000
Automatic Data 	Common	053015103   9289    138905   Sole                   138905
Bellsouth	Common	079860102    340      8444   Sole                     8444
Berkshire Hath	Common	084670991  37056       579   Sole                      579
Berkshire Hath	Common	084670207   2685      1297   Sole                     1297
Bristol-Myers 	Common	110122108   2370     41481   Sole                    41481
Chevron		Common	166751107    291      3410   Sole                     3410
Cisco Systems	Common	17275R102  16347    295869   Sole                   295869
Citizens Commun.Common	17453B101    303     22579   Sole                    22579
Coca-Cola Co.	Common	191216100  15064    273276   Sole                   273276
CP Pokphand Co	Common	G71507100      0     40000   Sole		     40000
Emerson Elec.	Common	291011104    575      8580   Sole                     8580
ExxonMobil	Common	30231G102   7989     89643   Sole                    89643
First Data      Common	319963104   5182    132649   Sole                   132649
Freddie Mac	Common	313400301  13935    257764   Sole                   257764
General ElectricCommon	369604103  29438    510299   Sole                   510299
Gillette Co.	Common	375766102  11116    360037  Sole                    360037
Hewlett Packard	Common	428236103   8604     88699   Sole                    88699
H.J. Heinz Co.	Common	423074103   1815     48973   Sole		     48973
Home Depot	Common	437076102    329      6202   Sole		      6202
IBM		Common	459200101   1584     14084   Sole                    14084
Intel Corp.	Common	458140100  10857    261230   Sole                   261230
Intuit Inc.	Common	461202103    787     13800   Sole	             13800
Johnson & JohnsoCommon	471160104   6111     65053   Sole                    65053
J.P. Morgan & CoCommon	616880100    271      1660   Sole                     1660
Kimberly Clark	Common	494368103    212      3800   Sole		      3800
Lincoln Natl. 	Common	534187109    202      4200   Sole                     4200
Ligand PharmaceuCommon	53220K207    128     10000   Sole                    10000
Lucent Tech.	Common	549463107    702     22983   Sole                    22983
MBNA Corp.	Common	55262L100    245      6375   Sole                     6375
Medtronic	Common	585055106  16522    318870   Sole                   318870
Merck & Co.	Common	589331107   8151    109497   Sole                   109497
Microsoft	Common	594918104  14226    235869   Sole                   235869
Minn. Mining 	Common	604059105   1009     11070   Sole                    11070
Motorola Inc	Common	620076109    203      7185   Sole		      7185
Mutual Risk Mgt.Common	628351108   9503    433157   Sole                   433157
National City 	Common	635405103   5675    256484   Sole                   256484
Nortel Networks Common	656569100    279      4680   Sole                     4680
Paychex Inc     Common  704326107    507      9650   Sole                     9650
PepsiCo		Common	713448108    603     13100   Sole                    13100
Pfizer Inc.	Common	717081103   5512    122649   Sole                   122649
PNC Bank Corp.	Common	693475105    367      5650   Sole                     5650
PPG Industries	Common	693506107   1829     46096   Sole                    46096
Procter & GambleCommon	742718109   1368     20420   Sole                    20420
Sara Lee Corp.	Common	803111103    423     20840   Sole                    20840
SBC CommunicatioCommon	78387G103    448      8961   Sole		      8961
Spieker Prop.	Common	848497103    236      4100   Sole                     4100
Target Corp.	Common	87612E106    438     17100   Sole		     17100
Transaction SystCommon  893416107  19604   1206400   Sole                  1206400
Teppco Partners L.P.	872384102    287     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    275     10000   Sole		     10000
Tyco Intl	Common	920124106    799     15400   Sole                    15400
Unitrin Inc.	Common	913275103    239      7540   Sole                     7540
Valspar Corp.	Common	920355104    343     14900   Sole                    14900
Walgreen Co.	Common	931422109   1645     43350   Sole                    43350
Walt Disney Co.	Common	254687106    752     19671   Sole                    19671
Wells Fargo	Common	949746101    675     14700   Sole                    14700
Wilmington Tr	Common	971807102    200      4690   Sole                     4690
Wm. Wrigley Jr. Common	982526105   6286     83950   Sole                    83950
WorldCom Inc.	Common	98157D106    239      7876   Sole		      7876
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